[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

October 6, 2023

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	BlackRock TCP Capital Corp.
N-14 Filing

Ladies and Gentlemen:

On behalf of BlackRock TCP Capital Corp. (the “Company”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission thereunder, one electronically signed Registration Statement on Form N-14 (the “Registration Statement”).

The Registration Statement relates to the merger of BlackRock Capital Investment Corporation into a wholly-owned indirect subsidiary of the Company.

A fee of $$36,955.06 to cover the registration fee under the Securities Act has been paid.

If you have any questions or require any further information with respect to this filing, please call me at (212) 735-3406.

Very truly yours,
/s/ Michael Hoffman
Michael Hoffman

Enclosure